Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Total long-term debt	$ 6,971	$ 1,350
Less: debt discount	(149)
Less: current portion	(6,401)	(1,350)
Long-term debt, net of current portion	421
Secured convertible promissory note - Ecoark Holdings [Member]
Total long-term debt
Credit facility - Trend Discovery SPV 1, LLC [Member]
Total long-term debt		1,350
Senior secured bridge loan - Banner Midstream [Member]
Total long-term debt	2,222
Note payable - LAH 1 [Member]
Total long-term debt	110
Note payable - LAH 2 [Member]
Total long-term debt	77
Note payable - Banner Midstream 1 [Member]
Total long-term debt	303
Note payable - Banner Midstream 2 [Member]
Total long-term debt	397
Note payable - Banner Midstream 3 [Member]
Total long-term debt	500
Merchant Cash Advance (MCA) loan - Banner Midstream 1 [Member]
Total long-term debt	361
MCA loan - Banner Midstream 2 [Member]
Total long-term debt	175
MCA loan - Banner Midstream 3 [Member]
Total long-term debt	28
Note payable - Banner Midstream - Alliance Bank [Member]
Total long-term debt	1,239
Commercial loan - Pinnacle Frac - Firstar Bank [Member]
Total long-term debt	952
Auto loan 1 - Pinnacle Vac - Firstar Bank [Member]
Total long-term debt	40
Auto loan 2 - Pinnacle Frac - Firstar Bank [Member]
Total long-term debt	52
Auto loan 3 - Pinnacle Vac - Ally Bank [Member]
Total long-term debt	42
Auto loan 4 - Pinnacle Vac - Ally Bank [Member]
Total long-term debt	47
Auto loan 5 - Pinnacle Vac - Ally Bank [Member]
Total long-term debt	44
Auto loan 6 - Capstone - Ally Bank [Member]
Total long-term debt	97
Tractor loan 7 - Capstone - Tab Bank [Member]
Total long-term debt	235
Equipment loan - Shamrock - Workover Rig [Member]
Total long-term debt	$ 50